Expense Example, No Redemption {- Franklin Mutual European Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual European Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 211
3 Years	652
5 Years	1,119
10 Years	$ 2,410